Tax Payable (Tables)	12 Months Ended
Dec. 31, 2019
Tax Payable [Abstract]
Schedule of Tax Payable

	As of
	December 31, 2018	December 31, 2019
Value added tax	98,020,846	91,894,179
Corporate income tax	—	7,246,119
Individual income tax withholding	1,721,939	17,821,617
Urban maintenance and construction tax	1,256,633	697,134
Stamp duty	287,303	497,445
Total	101,286,721	118,156,494